Construction in Progress - Summary of Construction in Progress (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Beginning balance	¥ 67,978	¥ 72,180
Additions	176,422	163,312
Transferred to property, plant and equipment	(172,749)	(167,514)
Ending balance	¥ 71,651	¥ 67,978